Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Adoption of New IFRS Pronouncements	As at December 31, 2023, $1.1 billion (2022 – $612 million) of right-of-use assets are recorded as part of land, buildings, plant and equipment within property, plant and equipment.

(CAD$ in millions)	2023	2022
Opening net book value	$612	$728
Additions	673	214
Depreciation	(147)	(142)
Changes in foreign exchange rates and other	(30)	31
Transfer to assets held for sale	—	(219)
Closing net book value	$1,108	$612

Disclosure of Lease Liability Continuity	Lease Liability Continuity

(CAD$ in millions)	2023	2022
As at January 1	$571	$694
Cash flows
Principal payments	(160)	(149)
Interest payments	(31)	(38)
Non-cash changes
Additions	674	210
Interest expense	31	38
Changes in foreign exchange and other	(24)	25
Transfer to liabilities associated with assets held for sale	—	(209)
As at December 31	$1,061	$571
Less current portion of lease liabilities	(195)	(132)
Non-current lease liabilities	$866	$439